Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2024
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings	6.1. Commitments, contingencies and legal
proceedings
Contractual obligations

EURm	Within 1 year	1-5 years	More than 5 years
2024
Purchase obligations	2 538	697	3
Lease commitments(1)	9	86	573
2023
Purchase obligations	3 630	767	14
Lease commitments(1)	—	54	570
(1)Relates to lease contracts that had not yet commenced as at the reporting date.
At 31 December 2024, Nokia has potential undiscounted future lease payments of EUR 812 million (EUR 838 million in 2023)
relating to extension options not expected to be exercised and
EUR 58 million (EUR 33 million in 2023) relating to termination options expected to be exercised that are not included in the lease liability.
Guarantees and financing commitments
The contingent liabilities in the table below represent the
maximum principal amount of guarantees and financing
commitments, and do not reflect management’s expected
outcomes.

EURm	2024	2023
Guarantees on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	964	1 477
Non-commercial guarantees	498	615
Corporate guarantees(2)
Commercial guarantees(1)	263	325
Non-commercial guarantees	33	35
Financing commitments
Customer finance commitments(3)	11	5
Venture fund commitments(4)	306	381
(1)Commercial guarantees are guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements; these include tender bonds, performance bonds and warranty bonds.
(2)Corporate guarantees are guarantees with a primary obligation that are issued to
Nokia’s customers and other third parties.
(3)Customer finance commitments are available under customer loan facilities.
Availability of the facility depends on the borrower’s continuing compliance with the agreed financial and operational covenants, and other administrative terms of the facility. The loan facilities are primarily available to fund purchases of network infrastructure equipment and services. Refer to Note 4.5. Trade receivables and other customer-related balances.
(4)As a limited partner in NGP Capital and certain other funds making technology-
related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.
Legal matters
Accounting policies
Nokia discloses ongoing legal matters that relate to possible obligations whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of Nokia. These matters are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable so as to recognize a provision.
Nokia is and will likely continue to be subject to various legal proceedings that arise from time to time, including proceedings related to intellectual property, antitrust, commercial disputes, product liability, environmental issues, tax, health and safety, employment and wrongful discharge, sales and marketing practices, international trade, securities, privacy matters and compliance. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on Nokia’s financial position, litigation is inherently unpredictable, and Nokia may in the future receive judgments or enter into settlements that could have a material adverse effect on its results or cash flows.
Litigation and proceedings
Mass labor litigation in Brazil
Nokia is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after Nokia exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. Nokia has closed the majority of the court cases through settlement or judgment.
Asbestos litigation in the United States
Nokia is defending approximately 300 asbestos-related matters, at various stages of litigation.
The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.
Intellectual property rights litigation
Amazon
In 2023, Nokia commenced patent infringement proceedings against Amazon in several countries. The patents in suit cover video-related technologies implemented in Amazon’s services and devices. Amazon filed patent infringement proceedings in relation to its patents against Nokia in the US and counterclaims to Nokia’s actions, including a UK rate setting action.
Amazon’s appeals against the preliminary injunction awarded to Nokia in a regional court in Brazil were denied. In September 2024, a regional court in Germany ruled that Amazon was infringing one of Nokia’s patents and issued an injunction.
Litigations concluded during the year
During 2024, Nokia has concluded separate multi-year patent license agreements with OPPO, vivo, Verifone and HP, thereby resolving all pending patent litigations between the parties in all jurisdictions. In addition, in 2024, Continental withdrew the breach of contract and FRAND (fair, reasonable and non-discriminatory terms) -related claims it had brought against Nokia, thus ending the on-going dispute between the parties.